Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AUSTRALIA
Statement [LineItems]
PRC corporate income tax rate	30.00%	30.00%
HONG KONG
Statement [LineItems]
PRC corporate income tax rate	16.50%	16.50%	16.50%
Bottom of range [member]
Statement [LineItems]
PRC corporate income tax rate	15.00%	15.00%	15.00%
Preferential income tax rate for certain PRC subsidiaries	15.00%	15.00%	15.00%
Top of range [member]
Statement [LineItems]
PRC corporate income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate for certain PRC subsidiaries	30.00%	30.00%	25.00%